N-2	May 09, 2024
Cover [Abstract]
Entity Central Index Key	0000891482
Amendment Flag	false
Securities Act File Number	001-32583
Document Type	8-K
Entity Registrant Name	FULL HOUSE RESORTS, INC.
Entity Address, Address Line One	One Summerlin
Entity Address, Address Line Two	1980 Festival Plaza Drive, Suite 680
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	702
Local Phone Number	221-7800
Entity Emerging Growth Company	false